Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen
	2015	2016

Balance at beginning of the year	¥513,440	¥568,869

Liabilities incurred	287,036	45,169
Liabilities settled	(243,109)	(31,321)
Accretion expense	11,502	12,466

Balance at end of the year	¥568,869	¥595,183